DEBT	9 Months Ended
Sep. 30, 2022
DEBT
DEBT

8.DEBT

The short-term and long-term debt as of December 31, 2021 and September 30, 2022 were as follows:

	As of
	December 31,	September 30,
	2021	2022
Short-term debt:
Long-term bank borrowings, current portion	2,464	193
Short-term bank borrowings	692	1,535
Convertible senior notes, current portion	3,029	3,372
FF&E liability, current portion	47	44
Total	6,232	5,144

Long-term debt:
Long-term bank borrowings, non-current portion	211	2,332
Convertible senior notes, non-current portion	3,158	3,527
FF&E liability, non-current portion	180	217
Others	16	15
Total	3,565	6,091

Bank borrowings

In December 2019, the Group entered into a EUR440 million term facility and US$500 million revolving credit facility agreement with several banks. As of December 31, 2021, the outstanding loan amount was EUR338 million and had been reclassified to long-term bank borrowings, current portion. As of September 30, 2022, the outstanding loan amount of EUR338 million has been fully paid off.

In January 2021, the Group entered into a twelve-year RMB650 syndicated loan contract expiring in December 2032. The loan is used for the construction project of the Group’s headquarters buildings. The interest rate resets every year, and is based on the People’s Bank of China five-year benchmark LPR minus 24 basis points on the pricing date. The mortgage ratio covenant is related to this facility. The Group was fully in compliance with the further amended covenants as of September 30, 2022. As of December 31, 2021 and September 30, 2022, the outstanding loan amount is RMB53 and RMB53 respectively. The weighted average interest rate of borrowings drawn under this agreement was 4.21%. The interest was fully capitalized and with the amount of RMB1 and RMB2 for the nine months ended September 30, 2021 and 2022, respectively.

In August 2022, the Group entered into a 3-year long-term facility of EUR220 million and RMB-equivalent of EUR110 million term facility, and EUR70 million revolving credit facility agreement with several banks. The EUR70 million revolving credit facility is available for 35 months after the date of the agreement. The interest rate on the loan for each interest period is the aggregate of the applicable Margin and EURIBOR or one-year benchmark LPR. The margin for each loan depends on the currency of loan, a loan denominated in EUR means 1.55% per annum and a loan denominated in RMB means -0.15% per annum. There are some financial covenants including interest cover, leverage and book equity related to this facility. As of September 30, 2022, the Group had drawn down EUR220 million and RMB equivalent of EUR110 million under the facility agreement and repaid nil. For the nine months ended September 30, 2022, the weighted average interest rate of borrowings drawn under this agreement was 2.58% and 3.55% for the EUR220 million term facility and RMB equivalent of EUR110 million term facility respectively.

Convertible Senior Notes due 2022

On November 3, 2017, the Group issued US$475 million of Convertible Senior Notes (the “2022 Notes”). The 2022 Notes mature on November 1, 2022 and bear interest at a rate of 0.375% per annum, payable in arrears semi-annually on May 1 and November 1, beginning May 1, 2018. The Group had subsequently redeemed US$475 million of 2022 Notes on November 1, 2022 through utilizing the revolving facility of EUR70 million and its cash and cash equivalents on hand.

Capped Call Options

In connection with the issuance of the 2022 Notes, the Group entered into capped call option transactions with some of the initial purchasers or their affiliates (the “Option Counterparties”) to reduce the potential dilution to existing shareholders of the Group upon conversion of the 2022 Notes. In June 2022, the Group and Option Counterparties terminated these capped call transactions before the conversion date of convertible notes on November 1, 2022 with the settlement amount of US$12.8 million, which was received by the Group in July 2022. The settlement amount of US$12.8 million was recorded as an increase to additional paid-in capital.

Debt Maturities

The contractual maturities of the Group’s debt as of September 30, 2022 were as follows:

Principle Amounts
Remainder of 2022	3,547
2023	1,704
2024	3,791
2025	2,091
2026	27
Thereafter	97
Total	11,257